Organization and Basis of Presentation (Details 3)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Previously Reported [Member]
Options outstanding, beginning | shares	2,584,599
Weighted average exercise price outstanding, beginning | $ / shares	$ 3.06
Options granted | shares	1,218,126
Weighted average exercise price granted | $ / shares	$ 2.07
Options cancelled | shares	(6,000)
Weighted average exercise price cancelled | $ / shares	$ 2.11
Options outstanding, ending | shares	3,796,725
Weighted average exercise price outstanding, ending | $ / shares	$ 2.74
Options vested and exercisable | shares	3,789,225
Weighted average exercise price outstanding, Options vested and exercisable | $ / shares	$ 2.74
Impact of Reverse Stock Split [Member]
Options outstanding, beginning | shares	(2,498,446)
Weighted average exercise price outstanding, beginning | $ / shares	$ 88.66
Options granted | shares	(1,177,522)
Weighted average exercise price granted | $ / shares	$ 60.07
Options cancelled | shares	5,800
Weighted average exercise price cancelled | $ / shares	$ 61.19
Options outstanding, ending | shares	(3,670,168)
Weighted average exercise price outstanding, ending | $ / shares	$ 79.53
Options vested and exercisable | shares	(3,662,918)
Weighted average exercise price outstanding, Options vested and exercisable | $ / shares	$ 79.53
As Revised [Member]
Options outstanding, beginning | shares	86,153
Weighted average exercise price outstanding, beginning | $ / shares	$ 91.72
Options granted | shares	40,604
Weighted average exercise price granted | $ / shares	$ 62.14
Options cancelled | shares	(200)
Weighted average exercise price cancelled | $ / shares	$ 63.30
Options outstanding, ending | shares	126,557
Weighted average exercise price outstanding, ending | $ / shares	$ 82.27
Options vested and exercisable | shares	126,307
Weighted average exercise price outstanding, Options vested and exercisable | $ / shares	$ 82.27